--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                                  JUNE 30, 2002
--------------------------------------------------------------------------------

                                 THE VALUE LINE

                                CASH FUND, INC.


                               [LOGO] VALUE LINE
                                    NO-LOAD
                                     MUTUAL
                                     FUNDS


INVESTMENT ADVISER     Value Line, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

DISTRIBUTOR            Value Line Securities, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

CUSTODIAN BANK         State Street Bank and Trust Co.
                       225 Franklin Street
                       Boston, MA 02110

SHAREHOLDER            State Street Bank and Trust Co.
SERVICING AGENT        c/o NFDS
                       P.O. Box 219729
                       Kansas City, MO 64121-9729

INDEPENDENT            PricewaterhouseCoopers LLP
ACCOUNTANTS            1177 Avenue of the Americas
                       New York, NY 10036

LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                       Two Sound View Drive, Suite 100
                       Greenwich, CT 06830

DIRECTORS              Jean Bernhard Buttner
                       John W. Chandler
                       Frances T. Newton
                       Francis C. Oakley
                       David H. Porter
                       Paul Craig Roberts
                       Marion N. Ruth
                       Nancy-Beth Sheerr

OFFICERS               Jean Bernhard Buttner
                       CHAIRMAN AND PRESIDENT
                       Bradley T. Brooks
                       VICE PRESIDENT
                       Charles Heebner
                       VICE PRESIDENT
                       David T. Henigson
                       VICE PRESIDENT
                       SECRETARY/TREASURER
                       Joseph Van Dyke
                       ASSISTANT SECRETARY/TREASURER
                       Stephen La Rosa
                       ASSISTANT SECRETARY/TREASURER


AN INVESTMENT IN THE VALUE LINE CASH FUND, INC. IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FINANCIAL STATEMENTS INCLUDED HEREIN HAVE BEEN TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY THE INDEPENDENT ACCOUNTANTS AND, ACCORDINGLY, THEY DO NOT EXPRESS AN OPINION THEREON.

THIS UNAUDITED REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).

                                                                         #522852

THE VALUE LINE CASH FUND, INC.
                                                               TO OUR VALUE LINE
--------------------------------------------------------------------------------

To Our Shareholders:

We are pleased to send you this Value Line Cash Fund semi-annual report for the six months ended June 30, 2002. The total net assets of your Fund at the end of June were $329.1 million; the average maturity of the Fund's holdings was 38.7 days.

The Cash Fund's annualized yield for the six months ended June 30, 2002 was 1.12% which equalled the Fund's peer group return of 1.12%(1). For both the 7-day and the 30-day periods ended June 30th, the Fund's yield was 1.05%. Given our focus on credit quality, the Fund's performance continues to successfully fulfill its investment objective of securing as high a level of current income as is consistent with liquidity and preservation of capital.

We continue to maintain the majority (84.6%) of the Fund's holdings in U.S. Government and Agency securities and first-tier corporate securities. (First-tier securities refer to those assigned the highest short term rating by at least two nationally recognized ratings organizations -- for example, P-1 by Moody's Investor Service and A-1 by Standard & Poor's Corporation.) At present, we are not considering any new holdings rated below the first-tier level. In addition to our focus on first-tier securities, in evaluating corporate securities we also look for a minimum Safety Rank of 3 and a Financial Strength Rating of B or higher, according to THE VALUE LINE INVESTMENT SURVEY.

The domestic economy has stabilized in the first half of this year, after the U.S. experienced its first recession in a decade last year. With a nascent recovery, we expect the Federal Reserve Board to maintain the fed funds rate (the rate at which banks borrow and lend excess reserves to each other) at 1.75% probably for the rest of this year. Please see our accompanying "Economic Observations" insert for our current thinking on the economy and interest rates.

Thank you for investing with us.


                                   Sincerely,


                                /s/ Jean Bernhard Buttner



                                Jean Bernhard Buttner
                                CHAIRMAN AND PRESIDENT
August 5, 2002


--------------------------------------------------------------------------------
(1) LIPPER MONEY MARKET FUNDS INVEST IN HIGH QUALITY FINANCIAL INSTRUMENTS RATED IN TOP TWO GRADES WITH DOLLARWEIGHTED AVERAGE MATURITIES OF LESS THAN 90 DAYS, AND INTEND TO KEEP A CONSTANT NAV. AN INVESTMENT CANNOT BE MADE IN A PEER GROUP AVERAGE.



--------------------------------------------------------------------------------
2

                                                  THE VALUE LINE CASH FUND, INC.
CASH FUND SHAREHOLDERS
--------------------------------------------------------------------------------

ECONOMIC OBSERVATIONS

The U.S. economic recovery, which accelerated markedly earlier this year, has now moved back onto a slower, but, we believe, ultimately sustainable upward path. Our cautious optimism on the business outlook reflects the ongoing strength in such key sectors as housing and retailing, and the gradual emergence of the industrial sector from its deep slump. Also contributing to the likely sustained business expansion are continued low interest rates. The Federal Reserve, which put into effect a succession of interest rate cuts last year, now appears in no hurry to lift borrowing costs, even though economic activity is firming up. Overall, we expect the economy to expand by some 3% in the second half of this year and to then proceed at a similar pace in 2003. Our expectations assume that oil supplies will remain high enough, notwithstanding the continuing turmoil in the Middle East, and that equity prices will stabilize sufficiently so that consumers do not rein in their spending to any significant degree.

Inflation, meantime, remains muted, thanks, in part, to continued stable labor costs. Adequate supplies of raw materials are also helping to keep the costs of production low. We caution, though, that as the economy moves further along the recovery road over the next year or two, some modest increases in pricing pressures may evolve. Absent a more vigorous business recovery than we now expect, or a prolonged rise in oil prices, inflation should remain on the modest side through 2003, and perhaps beyond.

Finally, the Federal Reserve, which, as noted, had been aggressive in reducing interest rates in order to promote stronger economic activity, has completed its extended rate reduction cycle. We believe the Fed will now keep interest rates at current levels until well into 2003.











--------------------------------------------------------------------------------

THE VALUE LINE CASH FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------


    PRINCIPAL
     AMOUNT                                                                                 MATURITY       VALUE
 (IN THOUSANDS)                                                                YIELD+         DATE     (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (40.2%)
    $  10,000     Federal Home Loan Banks ................................       2.00        8/14/02      $ 10,000
        5,000     Federal Home Loan Banks ................................       2.25        1/29/03         5,000
        3,000     Federal Home Loan Banks ................................       2.90        4/22/03         3,000
        4,000     Student Loan Marketing Association .....................       2.60         7/2/03         4,000
       10,000     Student Loan Marketing Association .....................       2.16(1)     8/27/04        10,013
       15,000     United States Treasury Bills ...........................       1.79         7/5/02        14,996
       15,000     United States Treasury Bills ...........................       1.66        7/18/02        14,987
       10,000     United States Treasury Bills ...........................       1.73        7/25/02         9,988
       10,000     United States Treasury Bills ...........................       1.73         8/1/02         9,984
        5,000     United States Treasury Bills ...........................       1.79         8/8/02         4,990
        5,000     United States Treasury Bills ...........................       1.81        8/15/02         4,988
        5,813     United States Treasury Bills ...........................       1.73        8/22/02         5,798
        5,000     United States Treasury Bills ...........................       1.85        8/29/02         4,984
       10,000     United States Treasury Bills ...........................       1.85       12/12/02         9,915
       10,000     United States Treasury Bills ...........................       1.80       12/19/02         9,913
       10,000     United States Treasury Bills ...........................       1.76       12/26/02         9,911
-------------                                                                                             --------
      132,813     TOTAL U. S. GOVERNMENT AND AGENCY OBLIGATIONS ..........                                 132,467
-------------                                                                                             --------

COMMERCIAL PAPER (44.4%)

                  AEROSPACE/DEFENSE (2.1%)
        7,000     Executive Jet, Inc. ....................................       1.78        7/10/02         6,996
-------------                                                                                             --------
                  AUTO & TRUCK (4.3%)
        7,000     American Honda Finance .................................       1.75         8/5/02         6,987
        7,000     Volkswagon of America Inc. .............................       1.77        7/29/02         6,990
-------------                                                                                             --------
       14,000                                                                                               13,977
-------------                                                                                             --------
                  BEVERAGE -- SOFT DRINK (2.1%)
        7,000     Coca-Cola. Enterprises, Inc. ...........................       1.74        7/25/02         6,991
-------------                                                                                             --------
                  DIVERSIFIED COMPANIES (2.1%)
        7,000     Fortune Brands Inc. ....................................       1.75        7/19/02         6,993
-------------                                                                                             --------
                  ELECTRIC UTILITY -- EAST (2.1%)
        7,000     Boston Edison Co. ......................................       1.78         7/1/02         6,999
-------------                                                                                             --------



--------------------------------------------------------------------------------
4

                                                  THE VALUE LINE CASH FUND, INC.

                                                                   JUNE 30, 2002
--------------------------------------------------------------------------------



    PRINCIPAL
     AMOUNT                                                          MATURITY       VALUE
(IN THOUSANDS)                                                         YIELD+       DATE        (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------
                  FINANCIAL SERVICES (4.3%)
    $  7,000      Prudential PLC. ...............................       1.80         7/9/02       $  6,996
       7,000      Shell Finance .................................       1.81        7/16/02          6,994
    --------                                                                                      --------
      14,000                                                                                        13,990
    --------                                                                                      --------
                  FOOD PROCESSING (2.1%)
       7,000      Nestle Capital Corp. ..........................       1.76        7/30/02          6,989
    --------                                                                                      --------
                  INSURANCE -- LIFE (2.1%)
       7,000      ING America Insurance Holdings ................       1.86        7/12/02          6,995
    --------                                                                                      --------
                  MEDICAL SUPPLIES (2.1%)
       7,000      Johnson & Johnson .............................       1.74         7/9/02          6,997
    --------                                                                                      --------
                  OILFIELD SERVICES/EQUIPMENT (2.1%)
       7,000      Ciesco L.P. ...................................       1.76         7/2/02          6,999
    --------                                                                                      --------
                  OTHER (2.1%)
       7,000      Snap-on-Tools Corp. ...........................       1.79         9/4/02          6,977
    --------                                                                                      --------
                  PACKAGING & CONTAINER (2.1%)
       7,000      Bemis Company, Inc. ...........................       1.76        7/12/02          6,996
    --------                                                                                      --------
                  PUBLISHING (6.4%)
       6,247      Gannett Inc. ..................................       1.77        7/12/02          6,243
       7,000      New York Times, Inc. ..........................       1.85         7/8/02          6,997
       7,000      Washington Post Co. ...........................       1.80        7/23/02          6,992
    --------                                                                                      --------
      20,247                                                                                        20,232
    --------                                                                                      --------
                  RECREATION (2.1%)
       7,000      Harley Davidson Dealer FDG. ...................       1.76        8/23/02          6,981
    --------                                                                                      --------
                  SHOE (2.1%)
       7,000      Nike Inc. .....................................       1.79        8/12/02          6,984
    --------                                                                                      --------
                  TELECOMMUNICATION SERVICES (4.2%)
       7,000      SBC Communications Inc. .......................       1.77         8/5/02          6,988
       7,000      Verizon Network Fund ..........................       1.78         8/7/02          6,987
    --------                                                                                      --------
      14,000                                                                                        13,975
    --------                                                                                      --------
     146,247      TOTAL COMMERCIAL PAPER ........................                                  146,071
    --------                                                                                      --------



--------------------------------------------------------------------------------

THE VALUE LINE CASH FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------



    PRINCIPAL
     AMOUNT                                                                                      MATURITY       VALUE
(IN THOUSANDS)                                                                      YIELD+         DATE     (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------

TAXABLE MUNICIPAL SECURITIES (4.1%)
                  Mississippi Business Financial Corp., Industrial Development
                     Revenue Bonds, Series 1994, (Bryan Foods, Inc. Project) Gtd.
    $  7,000         Sara Lee Corp. (Weekly Put.) .............................    2.20(1)        7/2/02*      $  7,000
------------                                                                                                   --------
                  State of Texas, Veterans Housing Assistance, Refunding Bonds,
       6,475         Series 1994 A-2, Pledge Pledge (Weekly Put.) .............    1.90(1)        7/2/02*         6,475
------------                                                                                                   --------
      13,475      TOTAL TAXABLE MUNICIPAL SECURITIES ..........................                                  13,475
------------                                                                                                   --------
    $292,535      TOTAL INVESTMENTS (88.7%)
------------
                   (Amortized Cost $292,013) ..................................                                $292,013
                                                                                                               --------








--------------------------------------------------------------------------------
6

                                                  THE VALUE LINE CASH FUND, INC.

                                                                   JUNE 30, 2002
--------------------------------------------------------------------------------



                                                                                                                   VALUE
                                                                                                               (IN THOUSANDS
    PRINCIPAL                                                                                                     EXCEPT
     AMOUNT                                                                                                      PER SHARE
 (IN THOUSANDS)                                                                                                   AMOUNT)
----------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (11.3%)
(INCLUDING ACCRUED INTEREST)
    $  13,200     Collateralized by U.S. Treasury Bonds, $13,989,000 51/4%, due 2/15/29 value $13,406,375
                     (with UBS Warburg, LLC, 1.82%, dated 6/28/02, due 7/1/02 delivery value of
                     $13,202,002) ...........................................................................    $ 13,202
       12,000     Collateralized by U.S. Treasury Bonds, $9,355,000 81/8%, due 8/15/19 value $12,250,738
                     (with Morgan Stanley Dean Witter & Co., Inc. 1.80%, dated 6/28/02, due 7/1/02 delivery
                     value of $12,001,800) ..................................................................      12,002
       12,000     Collateralized by U.S. Treasury Notes, $10,435,000 103/8%, due 11/15/09 value $12,234,045
-------------        (with State Street Bank & Trust Co., 1.83%, dated 6/28/02, due 7/1/02 delivery value of
                     $12,001,830) ...........................................................................      12,002
                                                                                                                 --------
    $  37,200     TOTAL REPURCHASE AGREEMENTS (11.3%)
-------------
                   (Amortized Cost $37,206) .................................................................      37,206
                                                                                                                 --------
                  EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.0%) ...................................        (100)
                                                                                                                 --------
                  NET ASSETS (100.0%) .......................................................................    $329,119
                                                                                                                 ========
                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                     OUTSTANDING SHARE ......................................................................    $   1.00
                                                                                                                 ========

+ RATE FREQUENCY FOR FLOATING RATE NOTES AT JUNE 30, 2002: (1) WEEKLY. THE RATE
  SHOWN ON FLOATING RATE AND DISCOUNT SECURITIES REPRESENTS THE YIELD AT THE END OF THE REPORTING PERIOD.

* THE MATURITY DATE SHOWN IS THE DATE OF THE NEXT INTEREST RATE CHANGE.









SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

THE VALUE LINE CASH FUND, INC.



STATEMENT OF ASSETS AND LIABILITIES                                   STATEMENT OF OPERATIONS FOR THE
AT JUNE 30, 2002 (UNAUDITED)                                          SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


                                                      DOLLARS
                                                   (IN THOUSANDS
                                                     EXCEPT PER                                                          DOLLARS
                                                    SHARE AMOUNT)                                                     (IN THOUSANDS)
                                                   --------------                                                     --------------
ASSETS:                                                               INVESTMENT INCOME:
Investment securities, at value                                       Interest ..................................       $3,629
   (Amortized cost - $292,013) .................    $292,013                                                            ------
Repurchase agreements                                                 EXPENSES:
   (Cost - $37,206) ............................      37,206          Advisory fee ..............................          755
Cash ...........................................         176          Service and distribution plan fee .........          472
Receivable for capital shares sold .............         360          Transfer agent fees .......................          129
Interest receivable ............................         201          Registration and filing fees ..............           28
                                                    --------          Postage ...................................           25
       TOTAL ASSETS ............................     329,956          Custodian fees ............................           24
                                                    --------          Audit and legal fees ......................           22
LIABILITIES:                                                          Printing ..................................           17
Payable for capital shares repurchased .........         532          Directors' fees and expenses ..............           11
Accrued expenses:                                                     Other .....................................            5
   Advisory fee ................................         103                                                            ------
   Service and distribution plan fee ...........          67               Total Expenses before
   Other .......................................         135                  Custody Credits ...................        1,488
                                                    --------               Less: Custody Credits ................           (2)
       TOTAL LIABILITIES .......................         837                                                            ------
                                                    --------               NET EXPENSES .........................        1,486
NET ASSETS .....................................    $329,119                                                            ------
                                                    ========          NET INVESTMENT INCOME .....................       $2,143
NET ASSETS:                                                                                                             ------
Capital Stock, at $.10 par value                                      NET INCREASE IN NET ASSETS FROM
   (authorized 2 billion shares,                                         OPERATIONS .............................       $2,143
   outstanding 329,172,946 shares) .............    $ 32,917                                                            ======
Additional paid-in capital .....................     296,256
Accumulated net realized loss
   on investments ..............................         (54)
                                                    --------
NET ASSETS .....................................    $329,119
                                                    ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE, PER
   OUTSTANDING SHARE ...........................    $   1.00
                                                    ========




SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
8

                                                  THE VALUE LINE CASH FUND, INC.


STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 2001
---------------------------------------------------------------------------------------

                                                                            SIX MONTHS
                                                                              ENDED          YEAR ENDED
                                                                          JUNE 30, 2002     DECEMBER 31,
                                                                           (UNAUDITED)          2001
                                                                         ---------------  ---------------
                                                                              (DOLLARS IN THOUSANDS)
OPERATIONS:
 Net investment income .................................................   $    2,143      $     13,081
 Net realized gain on investments ......................................            0                 0
                                                                           ----------      ------------
 Net increase in net assets from operations ............................        2,143            13,081
                                                                           ----------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income .................................................       (2,143)          (13,081)
                                                                           ----------      ------------
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares ......................................      299,423         1,698,391
 Net proceeds from reinvestment of dividends ...........................        2,143            13,081
                                                                           ----------      ------------
                                                                              301,566         1,711,472
 Cost of shares repurchased ............................................     (389,200)       (1,673,944)
                                                                           ----------      ------------
 Net increase (decrease) in net assets from capital share transactions .      (87,634)           37,528
                                                                           ----------      ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ................................      (87,634)           37,528
NET ASSETS:
 Beginning of period ...................................................      416,753           379,225
                                                                           ----------      ------------
 End of period .........................................................   $  329,119      $    416,753
                                                                           ==========      ============







SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                                                               9

THE VALUE LINE CASH FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Value Line Cash Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund's investment objective is to secure as high a level of current income as is consistent with preservation of capital and liquidity.

The following summary of significant accounting policies is in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) SECURITY VALUATION. Securities held by the Fund are valued on the basis of amortized cost, which approximates market value and does not take into account unrealized gains or losses. This involves valuing an instrument at cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

The valuation of securities based upon their amortized cost is permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended. The rule requires that the Fund maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments that have remaining maturities of 13 months or less only, and invest only in securities determined by the Board of Directors to be of good quality with minimal credit risks. The Directors have established procedures designed to achieve these objectives.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount, including accrued interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) SECURITY TRANSACTIONS. Security transactions are accounted for on the date the securities are purchased or sold. In computing net investment income, premiums and discounts on portfolio securities are amortized. Realized gains and losses on securities transactions are determined on the identified cost method.

(D) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute, on a daily basis, all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

2. DIVIDENDS, DISTRIBUTIONS TO SHAREHOLDERS AND CAPITAL SHARE TRANSACTIONS

The Fund earns interest daily on its investments and distributes daily on each day the Fund is open for business all of its net investment income. Net realized gains, if any, will be distributed once a year. Earnings for Saturdays, Sundays and holidays are paid as a dividend on the next business day. All such distributions are automatically credited to shareholder accounts in additional shares at net asset value of the day declared.

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued to shareholders in reinvestment of dividends declared, and shares repurchased, are equal to the dollar


--------------------------------------------------------------------------------
10

                                                  THE VALUE LINE CASH FUND, INC.

                                                                   JUNE 30, 2002
--------------------------------------------------------------------------------

amounts shown in the Statement of Changes in Net Assets for the corresponding capital share transactions.

3. TAX INFORMATION

At June 30, 2002 the aggregate cost of investments in securities and repurchase agreements for federal income tax purposes is approximately $329,219,000. At June 30, 2002, there is no unrealized appreciation or depreciation of investments.

The Fund had a net capital loss carryover at December 31, 2001 of approximately $52,000 which will expire in the year 2002. To the extent future capital gains are offset by such capital losses, the Fund does not anticipate distributing any such gains to the shareholders.

4. INVESTMENT ADVISORY CONTRACT, MANAGEMENT FEES, AND TRANSACTIONS
   WITH AFFILIATES

An advisory fee of $754,502 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the six months ended June 30, 2002. This was computed at an annual rate of 4/10 of 1% per year of the average daily net asset value of the Fund during the year and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"). The Plan, adopted pursuant to Rule 12b-1 under the Investment Act of 1940, compensates Value Line Securities, Inc., a subsidiary of the Adviser (the "Distributor"), for advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. Fees amounting to $471,564 were paid or payable to the Distributor under this Plan for the six months ended June 30, 2002.

Certain officers and directors of the Adviser and its subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and directors of the Fund.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan owned 106,839,405 shares of the Fund's capital stock, representing 32.46% of the outstanding shares at June 30, 2002. In addition, certain officers and directors of the Fund owned 3,578,538 shares of the Fund, representing 1.09% of the outstanding shares.


--------------------------------------------------------------------------------

THE VALUE LINE CASH FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:



                                      SIX MONTHS
                                         ENDED
                                     JUNE 20, 2002                                YEARS ENDED DECEMBER 31,
                                     -----------------------------------------------------------------------------------------------
                                      (UNAUDITED)        2001            2000              1999              1998           1997
                                      -----------     ----------      ----------        ----------        ----------     ----------
NET ASSET VALUE, BEGINNING            $  1.000        $    1.000      $    1.000        $    1.000        $    1.000     $    1.000
 OF PERIOD .........................  --------        ----------      ----------        ----------        ----------     ----------

 Net investment income .............     0.006             0.034           0.058             0.048             0.051          0.051
 Dividends from net
 investment income .................    (0.006)           (0.034)         (0.058)           (0.048)           (0.051)        (0.051)
                                      --------        ----------      ----------        ----------        ----------     ----------
 Change in net asset value .........        --                --              --                --                --             --
                                      --------        ----------      ----------        ----------        ----------     ----------
NET ASSET VALUE, END OF PERIOD .....  $  1.000        $    1.000      $    1.000        $    1.000        $    1.000     $    1.000
                                      ========        ==========      ==========        ==========        ==========     ==========
TOTAL RETURN .......................      0.56%+            3.37%           5.80%             4.82%             5.06%          5.10%
                                      ========        ==========      ==========        ==========        ==========     ==========

RATIOS/SUPPLEMENTAL DATA:
Net assets,end of period
 (in thousands) ....................  $329,119        $  416,753      $  379,225        $  364,899        $  317,311     $  303,094
Ratio of expenses to average
 net assets ........................      0.78%*(1)         0.78%(1)        0.67%(1)          0.55%(1)          0.57%          0.59%
Ratio of net investment income
 to average net assets .............      1.13%*            3.22%           5.64%             4.70%             4.93%          4.97%


(1) RATIO REFLECTS EXPENSES GROSSED UP FOR CUSTODY FEES WAIVED AND REIMBURSEMENT. THE RATIO OF EXPENSES TO AVERAGE NET ASSETS NET OF CUSTODY FEES WAIVED AND REIMBURSEMENT WOULD HAVE BEEN .78%, .78%, .67% AND .52% RESPECTIVELY, AS OF JUNE 30, 2002, DECEMBER 31, 2001, DECEMBER 31, 2000 AND DECEMBER 31, 1999 .

 + NOT ANNUALIZED

 * ANNUALIZED



SEE NOTES TO FINANCIAL STATEMENTS.
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